CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Trade receivables, allowances for credit losses	$ 21,619	$ 18,360
Grower advance receivables, allowances for credit losses	21,025	19,839
Other receivables, allowances for credit losses	12,944	13,227
Inventories, allowances	4,786	4,792
Property, plant and equipment, accumulated depreciation	506,521	444,775
Other intangible assets, accumulated amortization	$ 124,349	$ 134,420
Common stock par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	300,000	300,000
Common stock, shares outstanding (in shares)	95,012	94,929